January 31, 2006


Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C.  20549


Attention:  Claire Erlanger

Re:     Movie Gallery Inc.
        Form 10-K for the year ended January 2, 2005
        Forms 10-QSB for the periods ended October 2, 2005,
          July 3, 2005 and April 3, 2005.
        Commission file # 000-24548


In the enclosed filing, reference is made to the comments of the Staff of the Securities and Exchange Commission with respect to the above-referenced Form 10-K and Forms 10-QSB of Movie Gallery Inc. ("The Company") in the letter dated December 21, 2005, addressed to Mrs. Ivy
M. Jernigan, Chief Financial Officer.

The Company acknowledges that: (1) it is responsible for the adequacy of the disclosure in its filings; (2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (3) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Except for information that has been included in the Company's filings with the Commission, the information set forth herein is confidential and is furnished to the Staff, on a supplemental and confidential basis, solely to assist the Staff in its review of the Company's filings. Accordingly, the Company requests that neither this letter nor any of its contents be disclosed to any other person or entity.

Please call me at (503) 570-5502, with any comments or questions that you may have with respect to the enclosed filing, or if we may be of any further assistance.


Best regards,

Bart Walker
Senior Vice President, Controller